Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment for Purpose of Computing Depreciation
Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the Three Months Ended	For the Three Months Ended
	October 31, 2022	October 31, 2021
Stock options	129,261	129,656
Restricted stock units	2,020	4,780
Warrants	75,897	77,554
Total	207,178	211,990

	July 31, 2022	July 31, 2021
Stock options	133,973	141,438
Restricted stock units	2,710	20,125
Warrants	77,554	77,554
Total	214,237	239,117